Capital risk management (Tables)	9 Months Ended
Sep. 30, 2023
Capital risk management
Schedule of financial instruments measured at fair value

September 30, 2023	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	10	—	10
Interest rate caps (note 16)	—	1,099	1,099
Embedded options within listed bonds (note 16)	—	790	790
Foreign exchange swaps (note 16)	—	(51,887)	(51,887)
	10	(49,998)	(49,988)

December 31, 2022	Level 1	Level 2	Total
	$’000	$’000	$’000

Fair value through other comprehensive income financial assets	10	—	10
Interest rate caps (note 16)	—	821	821
Embedded options within listed bonds (note 16)	—	5,300	5,300
Foreign exchange swaps (note 16)	—	(1,393)	(1,393)
	10	4,728	4,738

Schedule of fair value estimation

	At September 30, 2023		At December 31, 2022
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Bank and bond borrowings (note 19)	3,542,155	3,165,109	3,344,402	3,116,193
	3,542,155	3,165,109	3,344,402	3,116,193